CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net profit for the year	S/ 334,138	S/ 4,352,331	S/ 4,071,305
To be reclassified to profit or loss in subsequent periods:
Net gain (loss) on investments at fair value through other comprehensive income	714,362	1,064,859	(642,505)
Income tax	(11,717)	(22,259)	11,831
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	702,645	1,042,600	(630,674)
Net movement on cash flow hedges	(16,402)	(37,851)	41,241
Income tax	3,933	10,290	(10,942)
Other comprehensive income, net of tax, cash flow hedges	(12,469)	(27,561)	30,299
Other reserves	(263,820)	(666,556)	0
Income tax	26,846	0	0
Other reserves, net of tax	(236,974)	(666,556)	0
Exchange differences on translation of foreign operations	258,271	(58,323)	45,655
Net movement in hedges of net investments in foreign businesses	(1,219)	0	0
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	257,052	(58,323)	45,655
Total	710,254	290,160	(554,720)
Not to be reclassified to profit or loss in subsequent periods:
Net gain in equity instruments designated at fair value through other comprehensive income	73,270	91,512	20,971
Income tax	3,414	5,999	(168)
Total	76,684	97,511	20,803
Total other comprehensive income	786,938	387,671	(533,917)
Total comprehensive income for the year, net of income tax	1,121,076	4,740,002	3,537,388
Attributable to:
Credicorp's equity holders	1,124,603	4,645,040	3,455,682
Non-controlling interest	(3,527)	94,962	81,706
Total comprehensive income for the year, net of income tax	S/ 1,121,076	S/ 4,740,002	S/ 3,537,388